Exhibit 99.1 Amended

Volkswagen Auto Loan Enhanced Trust 2013-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 2-1-2014	PAGE 1

A.	DATES			Begin	End	# days
1	Determination Date				2/18/2014
2	Payment Date				2/20/2014
3	Collection Period			12/29/2013	2/1/2014	35
4	Monthly Interest Period - Actual/360			1/21/2014	2/19/2014	30
5	Monthly Interest - 30/360					30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	189,882,491.39	44,200,609.40	145,681,881.99	0.4792167
7	Class A-2 Notes	502,000,000.00	502,000,000.00	—	502,000,000.00	1.0000000
8	Class A-3 Notes	530,000,000.00	530,000,000.00	—	530,000,000.00	1.0000000
9	Class A-4 Notes	164,000,000.00	164,000,000.00	—	164,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$1,385,882,491.39	$44,200,609.40	$1,341,681,881.99

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$1,432,275,560.52	$44,200,609.40	$1,388,074,951.12

13	YSOC	47,789,424.87	42,978,185.87		41,430,365.40

14	Net Pool Balance	$1,594,182,494.00	$1,475,253,746.39	$44,200,609.40	$1,429,505,316.52

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	36,394.14	0.1197176	44,237,003.54	145.5164590
16	Class A-2 Notes	0.42000%	175,700.00	0.3500000	175,700.00	0.3500000
17	Class A-3 Notes	0.70000%	309,166.67	0.5833333	309,166.67	0.5833333
18	Class A-4 Notes	1.16000%	158,533.33	0.9666667	158,533.33	0.9666667

	Total Securities		679,794.14		44,880,403.54

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					31,032,027.13
20	Scheduled Interest Payments Received					3,671,872.53
21	Prepayments of Principal Received					225,415.82
22	Liquidation Proceeds					13,785,666.60
23	Recoveries Received					169,039.65
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					48,884,021.73

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					65.72

28	Total Available Funds, prior to Servicer Advances					48,884,087.45

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					48,884,087.45

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					48,884,087.45

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					1,229,378.12
35	Class A Noteholder Interest (Item 50)					679,794.14
36	Principal Distribution Amount (Item 75)					44,200,609.40
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					2,774,305.78

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	1,229,378.12	—	1,229,378.12

	Pro rata:
42	Class A-1 Interest	36,394.14	—	36,394.14
43	Class A-2 Interest	175,700.00	—	175,700.00
44	Class A-3 Interest	309,166.67	—	309,166.67
45	Class A-4 Interest	158,533.33	—	158,533.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	679,794.14	—	679,794.14

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,432,275,560.52
52	Beginning Net Pool Balance		1,475,253,746.39
53	Receipts of Scheduled Principal		(31,032,027.13)
54	Receipts of Prepaid Principal		(225,415.82)
55	Liquidation Proceeds		(13,785,666.60)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(705,320.32)

59	Ending Net Pool Balance		1,429,505,316.52
60	Yield Supplement Overcollateralization Amount		41,430,365.40

61	Adjusted Pool Balance		1,388,074,951.12
62	Less: Adjusted Pool Balance - End of Collection Period			1,388,074,951.12

63	Calculated Principal Distribution Amount			44,200,609.40

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			48,884,087.45
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			1,229,378.12
67	Less: Interest Paid to Noteholders (Item 35)			679,794.14
68	Less: Calculated Principal Distribution (Item 63)			44,200,609.40

69	Equals: Remaining Available Funds before Servicer Advance			2,774,305.78
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			2,774,305.78
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			44,200,609.40

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			7,731,965.35
83	Plus: Net Investment Income for the Collection Period			65.72

84	Subtotal: Reserve Fund Available for Distribution			7,732,031.07
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,732,031.07
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			65.72

89	Equals: Ending Reserve Account Balance			7,731,965.35

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,594,182,494	1,429,505,317
92	Number of Current Contracts		65,070	62,994
93	Weighted Average Loan Rate		2.55%	2.54%
94	Average Remaining Term		56.9	53.6
95	Average Original Term		64.1	64.2
96	Monthly Prepayment Rate			0.93%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		27	705,320.32
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			169,039.65

100	Net Principal Losses for Current Collection Period		27	536,280.67

101	Beginning Net Principal Losses		31	898,895.70
102	Net Principal Losses for Current Collection Period		27	536,280.67

103	Cumulative Net Principal Losses		58	1,435,176.37

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,594,182,494)			0.09%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.68%	62,808	1,424,881,973.70
106	31 - 60 Days Delinquent	0.27%	156	3,804,814.95
107	61 - 90 Days Delinquent	0.06%	30	818,527.87

108	Total	100.00%	62,994	1,429,505,316.52

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month